Credit Facilities (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit Facilities (Textual)
Interest rate, percentage	8.49%
Interest expense	$ 1,100,000	$ 900,000
Accrued Interest	$ 2,800,000